FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

            May 3, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Covington Trust (the
            trust):
            Fidelity Real Estate High
            Income Fund II (the fund)
            File Nos. 33-60973 and 811-7319

______________________________________________________________________
Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,

        /s/Eric D. Roiter
           Eric D. Roiter
           Secretary